Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Expenses by Cost of Sales

Breakdown of expenses by nature for the years ended 31 December 2023, 2022 and 2021 is as follows:

Cost of revenue:

	31 December	31 December	31 December
	2023	2022	2021
Depreciation and amortization (*)	(31,298,993)	(32,595,996)	(31,188,016)
Cost of goods sold	(10,695,191)	(10,782,150)	(13,866,996)
Share of Turkish Treasury	(9,290,270)	(7,790,546)	(9,322,838)
Employee benefit expenses	(8,447,593)	(6,005,316)	(6,613,847)
Interconnection and termination expenses	(3,955,527)	(5,191,849)	(7,236,584)
Energy expenses	(3,676,829)	(4,654,112)	(2,830,773)
Radio expenses	(1,368,805)	(924,245)	(674,525)
Frequency expenses	(3,424,766)	(2,855,179)	(3,417,467)
Transmission expenses	(1,465,349)	(1,535,063)	(1,659,329)
Roaming expenses	(1,134,820)	(1,097,382)	(1,023,156)
Universal service fund	(1,242,404)	(1,085,290)	(1,283,039)
Cost of revenue from financial services (**)	(1,850,910)	(1,065,549)	(732,206)
Internet expenses	(1,186,248)	(1,252,704)	(1,140,267)
Other	(5,380,330)	(4,845,548)	(5,149,024)
	(84,418,035)	(81,680,929)	(86,138,067)
(*)

As at 31 December 2023, depreciation and amortization expenses include depreciation and amortization expenses related to the financial services amounting to TL 326,869 (31 December 2022: TL 254,701 and 31 December 2021: TL 270,680).

(**)

As at 31 December 2023, cost of revenue from financial services includes employee benefit expenses related to the financial services amounting to TL 186,363 (31 December 2022: TL 132,286 and 31 December 2021: TL 103,546).

Summary of Expenses by Nature Selling and Marketing Expenses

Selling and marketing expenses:

	31 December	31 December	31 December
	2023	2022	2021
Employee benefit expenses	(3,139,523)	(2,109,509)	(2,282,240)
Marketing expenses	(1,969,736)	(1,799,885)	(2,164,820)
Selling expenses	(306,716)	(363,264)	(444,519)
Other	(266,371)	(320,135)	(309,455)
	(5,682,346)	(4,592,793)	(5,201,034)

Summary of Expenses by Nature Administrative Expenses

11.Expense by nature (continued)

Administrative expenses:

	31 December	31 December	31 December
	2023	2022	2021
Employee benefit expenses	(2,445,396)	(1,689,078)	(1,750,372)
Consultancy expenses	(206,083)	(227,975)	(286,278)
Service expenses	(157,661)	(137,727)	(127,040)
Maintenance and repair expenses	(71,752)	(87,404)	(88,217)
Collection expenses	(128,861)	(90,042)	(123,873)
Travel and entertainment expenses	(83,402)	(62,856)	(50,361)
Utility expenses	(8,006)	(39,407)	(23,611)
Other	(328,357)	(244,922)	(208,591)
	(3,429,518)	(2,579,411)	(2,658,343)

Summary of Net Impairment Losses on Financial and Contract Assets

Net impairment losses on financial and contract assets:

	31 December	31 December	31 December
	2023	2022	2021
Net impairment losses on financial and contract assets	(1,008,164)	(621,978)	(847,035)
	(1,008,164)	(621,978)	(847,035)